Financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Accounting classification and carrying amounts
Financial assets as of 31 December 2025 and 2024, all of which are measured at amortized cost, are as follows:

	31 December 2025	31 December 2024
Cash and cash equivalents	172,359	51,428
Trade receivables	69,740	160,217
Other current assets	1,244	6,361
Receivables from related parties	438	118
Other long-term assets	3,604	213
	247,385	218,337
Financial liabilities as of 31 December 2025 and 2024 are as follows:

	31 December 2025	31 December 2024
Borrowings (measured at amortized cost)	1,299,068	1,068,584
Derivative financial liabilities (measured at FVTPL)	53,994	210,224
Trade and other payables (measured at amortized cost)	126,124	67,126
Lease liabilities (measured at amortized cost)	150,077	121,652
Liabilities to related parties (measured at amortized cost)	3,325	8,465
Other current liabilities	94,225	58,557
	1,726,813	1,534,608
It is management’s estimate that the carrying amounts of financial assets and financial liabilities carried at amortized cost approximate their fair value, with the exception of, in 2025, the 2025 Convertible Bonds and the Secured Loan Facility, and, in 2024, the Secured Loan Facility, since any applicable interest receivable or payable is either close to current market rates or the instruments are short-term in nature. Material differences between the fair values and carrying amounts of these borrowings are identified as follows:

	31 December 2025
	Carrying Amount	Fair Value
Senior Secured First Lien Term Loan Facility	1,031,565	1,108,552
2025 Convertible Bonds	68,367	72,765
	1,099,932	1,181,317

	31 December 2024
	Carrying Amount	Fair Value
Senior Secured First Lien Term Loan Facility	990,744	969,077
	990,744	969,077
Fair value measurements
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured at fair value on a recurring basis as of 31 December 2025 and 31 December 2024:

	31 December 2025
	Level 1	Level 2	Level 3	Total
Conversion Feature	—	—	38,732	38,732
Predecessor Earn Out Shares	—	8,800	—	8,800
OACB Warrants	6,462	—	—	6,462
	6,462	8,800	38,732	53,994

	31 December 2024
	Level 1	Level 2	Level 3	Total
Predecessor Earn Out Shares	—	179,300	—	179,300
OACB Warrants	30,924	—	—	30,924
	30,924	179,300	—	210,224
The Group did not recognize any transfer of assets or liabilities between levels of the fair value hierarchy during the year ended 31 December 2025.
During the year ended 31 December 2024, Senior Bond Warrant holders elected to exercise their warrants. As a result, 1,718,845 Ordinary Shares were issued in exchange for the exercising of the penny warrants. The Company received an immaterial amount of cash and recognized the transaction as an extinguishment of the derivative financial liabilities. The difference between the equity issued and carrying value of the derivative financial liabilities was recognized in the consolidated statements of profit or loss and other comprehensive income or loss.
The Tranche A Conversion Feature was extinguished upon the conversion of the Tranche A 2022 Convertible Bonds on 1 July 2024 (refer to Note 21 for further details).
In February 2024, the second tranche of OACB Earn Out Shares vested resulting in the issuance of 625,000 Ordinary Shares. The issuance of Ordinary Shares for the second tranche was accounted for as an extinguishment of a financial liability in the consolidated statements of profit or loss and other comprehensive income or loss.
Conversion Feature
The Convertible Bonds issued on 22 December 2025 include a conversion option that entitles holders to convert the outstanding principal into SDRs at the initial Conversion Price of $5.9224, subject to customary anti‑dilution adjustments and a single reset mechanism linked to certain future equity issuances (the "Conversion Feature"). As the Conversion Feature does not meet the fixed‑for‑fixed criterion, it is accounted for separately as a derivative financial liability measured at fair value through profit or loss.
The derivative financial liability is remeasured at each reporting date, with changes in fair value recognized in profit or loss.
The Conversion Feature had a fair value of $38.7 million as of 31 December 2025, resulting in $3.1 million of finance costs for the year ended 31 December 2025.
The fair value of the Conversion Feature is determined using a binomial option‑pricing model that incorporates both observable market inputs and significant unobservable inputs.
The following table presents the assumptions and inputs that were used for the model in valuing the Conversion Feature:

31 December 2025
Share price	$5.13
Volatility rate	30.7%
Risky Yield	16.2%
Predecessor Earn Out Shares
In February 2024, the first tranche of Predecessor Earn Out Shares vested resulting in the issuance of 19,165,000 Ordinary Shares. The issuance of Ordinary Shares for the first tranche was accounted for as an extinguishment of a financial liability in the consolidated statements of profit or loss and other comprehensive income or loss.
The Predecessor Earn Out Shares had a fair value of $8.8 million as of 31 December 2025, resulting in $170.5 million of finance income for the year ended 31 December 2025.
The fair value of the Predecessor Earn Out Shares was determined using Monte Carlo analysis that incorporated inputs and assumptions as further described below. The inputs and assumptions associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date.
The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	31 December 2025	31 December 2024
Number of shares	19,165,000	19,165,000
Share price	$5.13	$13.23
Volatility rate	60.0%	52.0%
Risk-free rate	3.50%	4.26%
OACB Warrants
During the year ended 31 December 2024, holders of the OACB Warrants exercised their warrant rights for an exercise price of $11.50 for the rights to one Ordinary Share per warrant. The exercises resulted in the issuance of 419,660 Ordinary Shares and cash proceeds of $4.8 million. The Company recognized the transaction as an extinguishment of the derivative financial liabilities. The difference between the equity issued and carrying value of the derivative financial liabilities was recognized in the consolidated statements of profit or loss and other comprehensive income or loss.
The remaining OACB warrants had a fair value of $6.5 million as of 31 December 2025. The fair value of the warrants was derived from the publicly quoted trading price at the valuation date. The change in fair value of the OACB Warrants resulted in $24.5 million of finance income for the year ended 31 December 2025.
Capital management
The capital structure of the Group consists of equity, debt and cash. For the foreseeable future, the Board of Directors will maintain a capital structure that supports the Group’s strategic objectives through managing the budgeting process, maintaining strong investor relations and managing the financial risks of the Group, as further described below. No changes were made in the objectives, policies or processes for managing capital during the years ended 31 December 2025 and 2024.
Financial risk management
The Group’s corporate treasury function provides services across the organization, coordinates access to domestic and international financial markets, monitors and manages the financial risks relating to the Group’s operations through internal risk reports which analyze exposures by degree and magnitude of risks. These risks include market risk (including interest rate risk and foreign currency risk), credit risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of fluctuations in market interest rates primarily relates to the cash in bank and borrowings that are subject to floating interest rates.
The following table provides an interest rate sensitivity analysis for the effect on loss before tax. The analysis assumes that all other variables, such as foreign currency exchange rates, remain constant.

	2025	2024
Variable-rate financial instruments +100	(9,894)	(9,873)
Variable-rate financial instruments -100	9,894	9,873
Foreign currency risk
Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group uses the U.S. dollar as its reporting currency and conducts business on a global basis in various currencies. As a result, the Group is exposed to foreign currency exchange movements, primarily in European, Icelandic, Swedish and UK market currencies.
Below are the foreign currencies that have the most significant impact on the Group’s operations.

	Closing rate		Average rate		Change
	2025	2024	2025	2024
EUR	1.176	1.038	1.130	1.082	13.3%
GBP	1.347	1.251	1.318	1.278	7.7%
ISK	0.008	0.007	0.008	0.007	11.0%
CHF	1.264	1.103	1.207	1.136	14.6%
INR	0.011	0.012	0.011	0.012	(5.1%)
SEK	0.109	0.091	0.102	0.091	20.1%
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2025 are as follows:

	Assets	Liabilities	Net assets
EUR	56,573	45,247	11,326
GBP	334	4,610	(4,276)
ISK	5,417	178,058	(172,641)
CHF	6,043	10,126	(4,083)
INR	—	26	(26)
SEK	253	4,801	(4,548)
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2024 are as follows:

	Assets	Liabilities	Net assets
EUR	49,968	23,847	26,121
GBP	315	3,669	(3,354)
ISK	3,162	154,048	(150,886)
CHF	2,522	2,837	(315)
INR	881	536	345
A reasonable possible strengthening or weakening of the Group’s significant foreign currencies against the U.S. dollar would affect the measurement of financial instruments denominated in a foreign currency and affect profit or loss and equity by the amount shown in the sensitivity analysis table below. The analysis assumes that all other variables, such as interest rates, remain constant.

	EUR	GBP	ISK	CHF	INR	SEK
Year ended 31 December 2025
-10% weakening	(1,133)	428	17,264	408	3	455
+ 10% strengthening	1,133	(428)	(17,264)	(408)	(3)	(455)
Year ended 31 December 2024
-10% weakening	(2,612)	335	15,089	32	(35)	—
+ 10% strengthening	2,612	(335)	(15,089)	(32)	35	—
Credit risk
Credit risk is the risk that a counterparty will not fulfill its contractual obligations under a financial instrument contract, leading to a financial loss for the Group. The maximum credit risk exposure for the Group’s financial assets as of 31 December 2025 and 2024 is as follows:

	2025	2024
Cash and cash equivalents	172,359	51,428
Trade receivables	69,740	160,217
Other assets	10,263	6,692
	252,362	218,337
The Group’s cash and cash equivalents are deposited with high-quality financial institutions. Management believes these financial institutions are financially sound and, accordingly, that minimal credit risk exists. The Group has not experienced any losses on its deposits of cash and cash equivalents and restricted cash yet monitors the credit rating of these financial institutions on a periodic basis.
Other assets primarily consist of other current assets, as described in Note 18, other long-term assets that primarily consist of deposits and other long-term financial assets which relate to a bond to Klettagarðar 6 ehf. In 2024, the Group recognized a receivable of $18.5 million in other current assets following the termination of the co-development agreement with Biosana which was fully reserved as of 31 December 2024 due to the uncertainty of its collection. In 2024, the Group collected $1.1 million of the receivable, which was recognized through profit and loss during the year. There are no other significant amounts past due as of 31 December 2025 and 2024 and the Group concludes that any expected credit losses with respect to these assets, except as described above, is immaterial.
Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group also monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables.
Contractual maturities of financial assets and liabilities as of 31 December 2025 are as follows:

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	71,422	—	—	71,422
Fixed-interesting bearing	—	—	3,604	3,604
Variable-interest bearing	172,359	—	—	172,359
Total financial assets	243,781	—	3,604	247,385
Financial liabilities
Non-interest bearing	222,246	1,264	1,059	224,569
Fixed-interest bearing - Borrowings	21,057	121,038	140,463	282,558
Derivative liabilities	—	15,262	38,732	53,994
Variable-interest bearing - Borrowings	152,150	134,833	1,332,967	1,619,950
Total financial liabilities	395,453	272,397	1,513,221	2,181,071
Contractual maturities of financial assets and liabilities as of 31 December 2024 are as follows:

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	166,696	—	—	166,696
Variable-interest bearing	51,428	213	—	51,641
Total financial assets	218,124	213	—	218,337
Financial liabilities
Non-interest bearing	126,029	—	—	126,029
Fixed-interest bearing - Borrowings	—	—	—	—
Derivative liabilities	—	210,224	—	210,224
Variable-interest bearing - Borrowings	75,235	127,313	1,470,805	1,673,353
Total financial liabilities	201,264	337,537	1,470,805	2,009,606
Refer to Note 13 for the maturity analysis of the Group’s undiscounted lease payments.